Note 25 - Income Taxes	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of income tax [text block]

Note 25: Income taxes

The reconciliation of the income tax recovery computed at statutory rates to the reported income tax recovery is:

		Years ended December 31
	2024	2023	2022
(Earnings) Loss before income taxes	$108,331	$17,502	$(24,721)
Canadian federal and provincial income tax rates	27%	27%	27%
Expected income tax expense (recovery)	(29,250)	(4,725)	6,674
Increase (decrease) in income tax recovery resulting from:
Impairment	23,555	-	-
Share-based compensation	197	432	448
Share issuance costs	(144)	(246)	(37)
Adjustment to tax estimates	(45)	934	114
Amortization of flow-through share premium	(439)	(903)	(844)
Flow-through expenditures renunciation	1,033	1,995	1,934
Difference in future and foreign tax rates	466	42	81
Sale of investments	(119)	-	(3,021)
Other	7	503	497
Increase (decrease) in unrecognized tax asset	4,546	1,679	(6,033)
Income tax expense (recovery)	$(193)	$(289)	$(187)

Significant components of deferred tax asset and liabilities are:

	December 31 2023	Net loss	December 31 2024
Deferred income tax assets
Non-capital losses carried forward	$14,192	$990	$15,182
Capital losses carried forward	55	(6)	49
Share issuance costs and CEC	356	(66)	290
Investments	98	(38)	60
Investments in associates	1,472	16	1,488
Site reclamation obligations	1,206	148	1,354
Property and equipment	479	52	531
Mineral property interests	5,003	3,231	8,234
Capital lease obligation	61	(43)	18
	$22,922	4,284	27,206
Deferred income tax liabilities
Property and equipment	(24)	27	3
Mineral property interests	(517)	235	(282)
Net deferred tax assets	22,381	4,546	26,927
Unrecognized deferred tax assets	(22,381)	(4,546)	(26,927)
Net deferred tax balance	$-	$-	$-

	December 31 2022	Net loss	December 31 2023
Deferred income tax assets
Non-capital losses carried forward	$13,635	$557	$14,192
Capital losses carried forward	73	(18)	55
Share issuance costs and CEC	317	39	356
Investments	22	76	98
Investments in associates	633	839	1,472
Site reclamation obligations	1,145	61	1,206
Property and equipment	427	52	479
Mineral property interests	4,973	30	5,003
Capital lease obligation	104	(43)	61
	21,329	1,593	22,922
Deferred income tax liabilities
Property and equipment	(53)	29	(24)
Mineral property interests	(545)	28	(517)
Investments	(28)	28	-
Net deferred tax assets	20,703	1,678	22,381
Unrecognized deferred tax assets	(20,703)	(1,678)	(22,381)
Net deferred tax balance	$-	$-	$-

	December 31 2021	Net loss	December 31 2022
Deferred income tax assets
Non-capital losses carried forward	$21,032	$(7,397)	$13,635
Capital losses carried forward	183	(110)	73
Share issuance costs and CEC	552	(235)	317
Investments	18	4	22
Investments in associates	-	633	633
Site reclamation obligations	1,121	24	1,145
Property and equipment	376	51	427
Mineral property interests	5,001	(28)	4,973
Capital lease obligation	124	(20)	104
Other	63	(63)	-
	28,470	(7,141)	21,329
Deferred income tax liabilities
Property and equipment	(86)	33	(53)
Mineral property interests	(1,606)	1,061	(545)
Investments	(42)	14	(28)
Net deferred tax assets	26,736	(6,033)	20,703
Unrecognized deferred tax assets	(26,736)	6,033	(20,703)
Net deferred tax balance	$-	$-	$-

The Company has accumulated non-capital tax losses of approximately $57,721 ( December 31, 2023 – $54,073, December 31, 2022 – $51,335) in Canada, which may be carried forward to reduce taxable income of future years. The non-capital tax losses will, if unused, expire between 2025 and 2044. The Company has not recognized any deferred tax assets at December 31, 2024, in respect of these non-capital losses due to the uncertainty that future operations will generate sufficient taxable income to utilize these non-capital losses.

The Company has $67 accumulated tax capital losses ( December 31, 2023 – $111, December 31, 2022 – $247) in Canada which may be carried forward indefinitely and used to reduce capital gains in future years.